Intangible Assets - Schedule of Intangible Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 427.0
Ending balance	594.5	$ 427.0
Client Relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	326.2
Ending balance	452.1	326.2
Contract Backlog
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	23.9
Ending balance	52.2	23.9
Software and other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	76.9
Ending balance	90.2	76.9
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	773.5	540.5
Additions	37.2	84.4
Additions arising on acquisitions	278.1	183.8
Removal of fully amortized assets	(73.7)	(68.8)
Impact of foreign exchange	(4.5)	33.6
Ending balance	1,010.6	773.5
Cost | Client Relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	602.2	464.1
Additions	0.0	0.0
Additions arising on acquisitions	192.9	137.7
Removal of fully amortized assets	(28.4)	(30.9)
Impact of foreign exchange	(4.6)	31.3
Ending balance	762.1	602.2
Cost | Contract Backlog
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	46.8	12.4
Additions	0.0	0.0
Additions arising on acquisitions	61.5	45.8
Removal of fully amortized assets	(22.7)	(13.4)
Impact of foreign exchange	1.1	2.0
Ending balance	86.7	46.8
Cost | Software and other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	124.5	64.0
Additions	37.2	84.4
Additions arising on acquisitions	23.7	0.3
Removal of fully amortized assets	(22.6)	(24.5)
Impact of foreign exchange	(1.0)	0.3
Ending balance	161.8	124.5
Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(346.5)	(274.8)
Amortization	147.5	123.8
Removal of fully amortized assets	73.7	68.8
Impact of foreign exchange	(4.2)	16.7
Ending balance	(416.1)	(346.5)
Accumulated amortization | Client Relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(276.0)	(232.7)
Amortization	67.0	58.5
Removal of fully amortized assets	28.4	30.9
Impact of foreign exchange	(4.6)	15.7
Ending balance	(310.0)	(276.0)
Accumulated amortization | Contract Backlog
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(22.9)	(4.1)
Amortization	33.6	31.1
Removal of fully amortized assets	22.7	13.4
Impact of foreign exchange	0.7	1.1
Ending balance	(34.5)	(22.9)
Accumulated amortization | Software and other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(47.6)	(38.0)
Amortization	46.9	34.2
Removal of fully amortized assets	22.6	24.5
Impact of foreign exchange	(0.3)	(0.1)
Ending balance	$ (71.6)	$ (47.6)